Related Parties - Promissory Notes (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021
Related Party Transaction [Line Items]
Interest expense		$ 534	$ 389	$ 490
Promissory Notes
Related Party Transaction [Line Items]
Interest expense		46
Related Parties
Related Party Transaction [Line Items]
Interest expense		$ 79	$ 82	$ 146
Related Parties | Promissory Notes
Related Party Transaction [Line Items]
Note issued to related party	$ 250
Notes issued from related parties					$ 8,300